Borrowings (Details) - Schedule of minimum payment by maturity and the present value of the lease liability for right-of-use asset obligations - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings (Details) - Schedule of minimum payment by maturity and the present value of the lease liability for right-of-use asset obligations [Line Items]
Total	S/ 73,191	S/ 87,698
Future financial charges	(12,684)	(14,972)
Present value of the lease liability for right-of-use asset obligations	60,507	72,726
Up To 1 Year [Member]
Borrowings (Details) - Schedule of minimum payment by maturity and the present value of the lease liability for right-of-use asset obligations [Line Items]
Total	18,817	24,714
Present value of the lease liability for right-of-use asset obligations	14,541	19,950
From 1 to 5 Years [Member]
Borrowings (Details) - Schedule of minimum payment by maturity and the present value of the lease liability for right-of-use asset obligations [Line Items]
Total	46,288	51,853
Present value of the lease liability for right-of-use asset obligations	38,136	42,641
Over five years [Member]
Borrowings (Details) - Schedule of minimum payment by maturity and the present value of the lease liability for right-of-use asset obligations [Line Items]
Total	S/ 8,086	S/ 11,131